SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies [Abstract]
Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost
As of June 30, 2026 and December 31, 2025, the geographic analysis of the Company’s non-current assets, excluding the derivative financial instrument, other non-current assets and deferred tax assets, was as follows:

	As of June 30,	As of December 31,
	2026	2025
Ireland	126,225	130,934
United States	117,709	120,343
Other	949	1,187
	244,883	252,464

Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Company from EUR into USD:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2026	0.88	0.86	0.85	0.84	0.88
2025	0.85	0.92	0.96	0.85	0.98